Equity (Details) - Schedule of Bank’s Debts, both Current and Non-Current - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Equity (Details) - Schedule of Bank’s Debts, both Current and Non-Current [Line Items]
Current
Non-current	608,721	590,247
Total	608,721	590,247
Perpetual bond [Member]
Equity (Details) - Schedule of Bank’s Debts, both Current and Non-Current [Line Items]
Current
Non-current	608,721	590,247
Total	$ 608,721	$ 590,247